Appendix 4 Additional Information on Financial Debt - Summary of Secured and Unsecured Liabilities by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,455,782	$ 16,168,473
Non-current, Maturity	$ 748,123,803	$ 786,137,688
Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Secured/ Unsecured	Unsecured
U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.99%	6.99%
Nominal Interest Rate	6.90%	6.90%
Secured/ Unsecured	No
Current, Maturity	$ 8,528,350	$ 9,287,472
Non-current, Maturity	$ 430,228,859	$ 468,578,474
Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	5.48%	5.48%
Secured/ Unsecured	No
Current, Maturity	$ 6,927,432	$ 6,881,001
Non-current, Maturity	317,894,944	317,559,214
Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	55,256,390	60,190,505
Non-current, Maturity	$ 1,127,959,493	$ 1,247,557,135
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.99%
Nominal Interest Rate	6.90%	6.90%
Secured/ Unsecured	No
Current, Maturity	$ 26,791,914	$ 29,059,145
Non-current, Maturity	$ 675,895,565	$ 757,584,966
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	5.48%	5.48%
Secured/ Unsecured	No
Current, Maturity	$ 28,464,476	$ 31,131,360
Non-current, Maturity	452,063,928	489,972,169
One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,322,081	6,884,819
One to Three Months [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,322,081	6,884,819
One to Three Months [Member] | Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	12,473,017	13,730,946
One to Three Months [Member] | Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,697,979	7,264,786
One to Three Months [Member] | Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,775,038	6,466,160
Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	9,133,701	9,283,654
Three to Twelve Months [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,206,269	2,402,653
Three to Twelve Months [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,927,432	6,881,001
Three to Twelve Months [Member] | Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	42,783,373	46,459,559
Three to Twelve Months [Member] | Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	20,093,935	21,794,359
Three to Twelve Months [Member] | Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	22,689,438	24,665,200
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
One to Two Years [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
One to Two Years [Member] | Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	78,718,927	59,691,577
One to Two Years [Member] | Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,791,913	29,059,146
One to Two Years [Member] | Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	51,927,014	30,632,431
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Two to Three Years [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Two to Three Years [Member] | Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	76,629,479	82,670,989
Two to Three Years [Member] | Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,791,913	29,059,146
Two to Three Years [Member] | Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,837,566	53,611,843
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Three to Four Years [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Three to Four Years [Member] | Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	74,540,030	80,375,483
Three to Four Years [Member] | Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,791,913	29,059,146
Three to Four Years [Member] | Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	47,748,117	51,316,337
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Four to Five Years [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Four to Five Years [Member] | Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	72,450,582	78,079,976
Four to Five Years [Member] | Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,791,913	29,059,146
Four to Five Years [Member] | Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	45,658,669	49,020,830
Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	725,827,751	764,216,168
Over five years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	430,228,859	468,578,474
Over five years [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	295,598,892	295,637,694
Over five years [Member] | Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	825,620,475	946,739,110
Over five years [Member] | Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	568,727,913	641,348,382
Over five years [Member] | Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 256,892,562	$ 305,390,728